Financial assets and liabilities measured at fair value	12 Months Ended
Dec. 31, 2020
Fair Value Measurement [Abstract]
Financial assets and liabilities measured at fair value	Financial assets and liabilities measured at fair value
Under IFRS 7 (Financial Instruments: Disclosures), fair value measurements must be classified using a fair value hierarchy with the following levels:
•level 1: quoted prices in active markets for identical assets or liabilities (without modification or repackaging);
•level 2: quoted prices in active markets for similar assets and liabilities, or valuation techniques in which all important inputs are derived from observable market data;
•level 3: valuation techniques in which not all important inputs are derived from observable market data.
The valuation techniques used are described in Note B.8.5.
The table below shows the balance sheet amounts of assets and liabilities measured at fair value.

		2020			2019			2018
		Level in the fair value hierarchy			Level in the fair value hierarchy			Level in the fair value hierarchy
(€ million)	Note	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets measured at fair value
Quoted equity investments	D.7.1.	439	—	—	114	—	—	859	—	—
Unquoted equity investments	D.7.1.	—	—	149	—	—	290	—	—	197
Quoted debt securities	D.7.2.	426	—	—	403	—	—	359	—	—
Unquoted debt securities not meeting the definition of equity instruments	D.7.3.	—	—	63	—	—	52	—	—	61
Contingent consideration relating to divestments	D.7.3.	—	—	483	—	—	492	—	—	373
Financial assets held to meet obligations under deferred compensation plans	D.7.3. and D.11.	454	—	—	442	—	—	364	—	—
Non-current derivatives	D.7.	—	24	—	—	37	—	—	19	—
Current derivatives	D.11.	—	58	—	—	188	—	—	164	—
Mutual fund investments	D.13.	8,703	—	—	5,304	—	—	3,189	—	—
Total financial assets measured at fair value		10,022	82	695	6,263	225	834	4,771	183	631
Financial liabilities measured at fair value
CVRs issued in connection with the acquisition of Genzyme	D.18.	—	—	—	—	—	—	99	—	—
Bayer contingent purchase consideration arising from the acquisition of Genzyme	D.18.	—	—	104	—	—	156	—	—	472
MSD contingent consideration (European vaccines business)	D.18.	—	—	312	—	—	385	—	—	410
Other contingent consideration arising from business combinations	D.18.	—	—	189	—	—	259	—	—	301
Liabilities related to non-controlling interests	D.18.	—	—	—	—	—	—	—	—	22
Non-current derivatives	D.19.	—	92	—	—	10	—	—	7	—
Current derivatives	D.19.5	—	205	—	—	89	—	—	90	—
Total financial liabilities measured at fair value		—	297	605	—	99	800	99	97	1,205
No transfers between the different levels of the fair value hierarchy occurred during 2020.
In connection with the dissolution of the Sanofi Pasteur MSD (SPMSD) joint venture, finalized on December 31, 2016, Sanofi recognized contingent consideration receivable as a financial asset at fair value through profit or loss (see Note D.7.3.), and contingent consideration payable in Liabilities related to business combinations and to non-controlling interests (see Note D.18.). As of December 31, 2020:
•the financial asset relating to contingent consideration receivable by Sanofi based on a percentage of MSD’s future sales during the 2017-2024 period of specified products previously distributed by SPMSD amounted to €483 million; and
•the financial liability relating to contingent consideration payable to MSD based on a percentage of future sales made by Sanofi Pasteur during the 2017-2024 period of specified products previously distributed by SPMSD amounted to €312 million.